Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]:
Subsequent Events [Text Block]

18. Subsequent Events:

(a)      Declaration and payment of Dividends: In January 2013, the Company declared a dividend for the fourth quarter ended December 31, 2012 of $20,196 or $0.27 per share paid on February 13, 2013, to stockholders of record at the close of trading of the Company's common stock on the New York Stock Exchange on January 30, 2013.

(b)      Loan draw-down: On January 25, 2013, the Company drew down the amount of $7,640 in order to partly finance the third pre-delivery installment of hull S4024 (Note 9.2.12).

(c)      Vessel sale: On January 2, 2013, vessel MSC Washington was delivered to her scrap buyers (Note 7).

(d)      Vessel acquisition: On January 15, 2013, the Company agreed to purchase the secondhand vessel Venetiko (ex. Ace Ireland) through a wholly-owned subsidiary incorporated in the Republic of Liberia, at a price of $22,200. The vessel was delivered to the Company on January 30, 2013.

(e)      V-Ships: On January 7, 2013, Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third-party ship managers V.Ships Greece Ltd., pursuant to which the two companies will establish a ship management cell (the “Cell”) under V.Ships Greece Ltd. In April 2013, the Cell is expected to commence providing technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial management services, to initially about 22 Costamare Inc. container vessels, including all container vessels currently managed by CIEL, pursuant to separate management agreements to be entered into between Costamare Shipping and V.Ships Greece Ltd., for a daily management fee payable by Costamare Shipping to V.Ships Greece Ltd.  Costamare Shipping will remain the head manager for all vessels owned by the Company . The Cell will also offer ship management services to third-party owners and the net profits from the operation of the Cell will be split equally between V.Ships Greece Ltd. and Costamare Shipping. Costamare Shipping has agreed to pass to the Company the net profit, if any, it receives pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company  to Costamare Shipping under the Group Management Agreement.